ANNUAL REPORT


 . PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC MUTUAL LIFE INSURANCE COMPANY



                         [LOGO of PACIFIC SELECT EXEC]

Dear Pacific Select Exec and Pacific Select Choice Policy Owners:

    We are pleased to share with you the 1995 Annual Report of the Pacific Select Exec Separate Account ("Separate Account") of Pacific Mutual Life Insurance Company ("Pacific Mutual"), together with the 1995 Annual Report for the Pacific Select Fund. The Pacific Select Fund is the underlying investment vehicle for the Separate Account.

    The Separate Account supports your Pacific Select Exec and/or Pacific Select Choice Flexible Premium Variable Universal Life Insurance Policy ("the Policy") from Pacific Mutual. During 1995 there were currently ten variable account investment choices and one fixed account.

    Attached are charts indicating the Accumulated Values and Cash Surrender Values as of December 29, 1995 of a hypothetical Pacific Select Exec and Pacific Select Choice policy.

    If you have any questions, please contact your Registered Representative, or call Pacific Mutual's Marketing Department at our toll free number 1-800-800-7681.

Sincerely,


Thomas C. Sutton
Chairman and Chief Executive Officer
Pacific Mutual Life Insurance Company

                              Pacific Select Exec

   The following indicates the Accumulated Values and Cash Surrender Values as of December 29, 1995, assuming a hypothetical Pacific Select Exec policy was purchased on the date each Variable Account began operations, and on January 1, 1995, and assuming 100% of the net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $560,323:

                             Money      Managed       Government       High Yield
                             Market      Bond         Securities          Bond           Growth
                            Variable    Variable       Variable         Variable        Variable
                            Account     Account        Account          Account         Account
                            11/22/88*   2/01/89*       2/15/89*         1/03/89*        2/01/89*
                            ---------   --------       --------         --------        --------
From Inception* -
 12/29/95:
 AV** ....................  $73,542.10  $79,126.29     $77,021.06       $90,632.20      $90,793.92
 CSV*** ..................   71,152.03   76,525.33      74,420.10        88,101.53       88,192.96
01/01/95 - 12/29/95:
 AV** ....................    8,563.97    9,768.19       9,741.57         9,728.64       10,392.72
 CSV*** ..................    4,346.20    5,550.42       5,523.80         5,510.86        6,174.94
                             Equity      Multi-         Inter-          Equity          Growth
                             Income     Strategy       national          Index            LT
                            Variable    Variable       Variable         Variable        Variable
                            Account     Account        Account          Account         Account
                            1/03/89*    1/03/89*       1/19/89*         1/31/91*        1/04/94*
                            --------    --------       --------         --------        --------
From Inception* -
 12/29/95:
 AV** ....................  $90,099.27  $83,794.69     $71,601.84       $61,312.25      $23,906.14
 CSV*** ..................   87,568.61   81,264.02      69,071.18        57,094.48       19,688.36
01/01/95 - 12/29/95:
 AV** ....................   10,860.79   10,303.49       9,015.32        11,320.18       11,344.64
 CSV*** ..................    6,643.01    6,085.72       4,797.54         7,102.41        7,126.86

                             Pacific Select Choice

   The following indicates the Accummulated Values and Cash Surrender Values as of December 29, 1995, assuming a hypothetical Pacific Select Choice policy was purchased on the date each Variable Account began operations, and on January 1, 1995, and assuming 100% of the net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $559,456:

                             Money      Managed       Government       High Yield
                             Market      Bond         Securities          Bond           Growth
                            Variable    Variable       Variable         Variable        Variable
                            Account     Account        Account          Account         Account
                            11/22/88*   2/01/89*       2/15/89*         1/03/89*        2/01/89*
                            ---------   --------       --------         --------        --------
From Inception*
 12/29/95:
 AV** ....................  $65,384.53  $68,055.48     $66,341.27       $77,672.11      $77,483.93
 CSV*** ..................   64,242.30   66,815.35      65,101.14        76,464.61       76,243.81
01/01/95 - 12/29/95:
 AV** ....................    5,666.95    6,541.55       6,522.84         6,514.81        7,000.64
 CSV*** ..................    3,708.85    4,583.45       4,564.74         4,556.71        5,042.85
                             Equity      Multi-         Inter-          Equity          Growth
                             Income     Strategy       national          Index            LT
                            Variable    Variable       Variable         Variable        Variable
                            Account     Account        Account          Account         Account
                            1/03/89*    1/03/89*       1/19/89*         1/31/91*        1/04/94*
                            --------    --------       --------         --------        --------
From Inception*
 12/29/95:
 AV** ....................  $77,599.09  $72,255.97     $62,959.64       $50,310.38      $16,365.44
 CSV*** ..................   76,391.59   71,048.47      61,752.15        48,352.29       15,661.19
01/01/95 - 12/29/95:
 AV** ....................    7,337.64    6,930.82       5,989.70         7,668.96        7,688.31
 CSV*** ..................    5,379.55    4,972.72       4,031.61         5,710.86        5,730.21

---------
  *Date Variable Account began operations.

 **Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, substandard rating, and, for Pacific Select Exec only, face amount.

***Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 29, 1995. Surrender charges vary by policy.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Mutual Life Insurance Company


We have audited the accompanying statements of assets and liabilities of the Pacific Select Exec Separate Account (comprised of the Money Market, Managed Bond, Government Securities, High Yield Bond, Growth, Equity Income, Multi-Strategy, International, Equity Index, and Growth LT Variable Accounts) as of December 31, 1995 and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Exec Separate Account as of
December 31, 1995 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 16, 1996

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 1995
(In thousands)

                                                                                                             High
                                                                   Money        Managed      Government      Yield
                                                                   Market         Bond       Securities      Bond          Growth
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ---------     ---------     ---------     ---------     ---------
ASSETS

Investments in Pacific Select Fund:
  Money Market Portfolio (2,301 shares; cost $23,106) ...........$ 23,045
  Managed Bond Portfolio (4,265 shares; cost $45,342) ...........              $ 47,343
  Government Securities Portfolio (581 shares; cost $5,877) .....                            $  6,299
  High Yield Bond Portfolio (1,479 shares; cost $13,881) ........                                          $ 14,474
  Growth Portfolio (4,719 shares; cost $78,927) .................                                                        $ 87,624
  Equity Income Portfolio (2,731 shares; cost $43,643) ..........
  Multi-Strategy Portfolio (3,822 shares; cost $48,796) .........
  International Portfolio (4,354 shares; cost $54,916) ..........
  Equity Index Portfolio (3,592 shares; cost $51,564) ...........
  Growth LT Portfolio (3,810 shares; cost $49,540) ..............

Receivables:
  Due from Pacific Mutual Life Insurance Company ................     223           387                         144            75
                                                                 --------      --------      --------      --------      --------
TOTAL ASSETS ....................................................  23,268        47,730         6,299        14,618        87,699

                                                                 --------      --------      --------      --------      --------

LIABILITIES
Payables:
  Due to Pacific Mutual Life Insurance Company ..................                                  30
  Fund shares purchased .........................................      90            40             5            27           180
                                                                 --------      --------      --------      --------      --------
TOTAL LIABILITIES ...............................................      90            40            35            27           180
                                                                 --------      --------      --------      --------      --------

NET ASSETS ......................................................$ 23,178      $ 47,690      $  6,264      $ 14,591      $ 87,519
                                                                 ========      ========      ========      ========      ========
                                                                  Equity         Multi-        Inter-        Equity        Growth
                                                                  Income        Strategy      national       Index           LT
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ---------     ---------     ---------     ---------     ---------
ASSETS

Investments in Pacific Select Fund:
  Money Market Portfolio (2,301 shares; cost $23,106) ...........
  Managed Bond Portfolio (4,265 shares; cost $45,342) ...........
  Government Securities Portfolio (581 shares; cost $5,877) .....
  High Yield Bond Portfolio (1,479 shares; cost $13,881) ........
  Growth Portfolio (4,719 shares; cost $78,927) .................
  Equity Income Portfolio (2,731 shares; cost $43,643) ..........$ 49,717
  Multi-Strategy Portfolio (3,822 shares; cost $48,796) .........              $ 54,269
  International Portfolio (4,354 shares; cost $54,916) ..........                            $ 56,325
  Equity Index Portfolio (3,592 shares; cost $51,564) ...........                                          $ 62,687
  Growth LT Portfolio (3,810 shares; cost $49,540) ..............                                                        $ 53,801

Receivables:
  Due from Pacific Mutual Life Insurance Company ................     117           696           196           166           198
                                                                 --------      --------      --------      --------      --------
TOTAL ASSETS ....................................................  49,834        54,965        56,521        62,853        53,999
                                                                 --------      --------      --------      --------      --------

LIABILITIES
Payables:
  Due to Pacific Mutual Life Insurance Company ..................
  Fund shares purchased .........................................     118           659            94           178           240
                                                                 --------      --------      --------      --------      --------
TOTAL LIABILITIES ...............................................     118           659            94           178           240
                                                                 --------      --------      --------      --------      --------

NET ASSETS                                                       $ 49,716      $ 54,306      $ 56,427      $ 62,675      $ 53,759
                                                                 ========      ========      ========      ========      ========

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                                                                        High
                                                              Money        Managed      Government      Yield
                                                              Market        Bond        Securities      Bond         Growth
                                                             Variable      Variable      Variable      Variable      Variable
                                                             Account       Account       Account       Account       Account
                                                            ---------     ---------     ---------     ---------     ---------
INVESTMENT INCOME
 Dividends................................................  $ 1,418       $ 2,208       $   294       $   944       $   656
                                                            -------       -------       -------       -------       -------
NET INVESTMENT INCOME.....................................    1,418         2,208           294           944           656
                                                            -------       -------       -------       -------       -------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions......       31          (141)          (41)          (92)       (1,046)
 Net unrealized appreciation on investments...............       65         4,063           624         1,042        16,423
                                                            -------       -------       -------       -------       -------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS...........................................       96         3,922           583           950        15,377
                                                            -------       -------       -------       -------       -------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS................................  $ 1,514       $ 6,130       $   877       $ 1,894       $16,033
                                                            =======       =======       =======       =======       =======
                                                              Equity        Multi-        Inter-        Equity        Growth
                                                              Income       Strategy      national       Index           LT
                                                             Variable      Variable      Variable      Variable      Variable
                                                             Account       Account       Account       Account       Account
                                                            ---------     ---------     ---------     ---------     ---------
INVESTMENT INCOME
 Dividends................................................  $   577       $ 1,401       $ 1,070       $ 1,015       $ 3,592
                                                            -------       -------       -------       -------       -------
NET INVESTMENT INCOME.....................................      577         1,401         1,070         1,015         3,592
                                                            -------       -------       -------       -------       -------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) from security transactions......      785            71           574         2,069         1,225
 Net unrealized appreciation on investments...............    7,737         7,406         2,646        10,698         3,892
                                                            -------       -------       -------       -------       -------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS...........................................    8,522         7,477         3,220        12,767         5,117
                                                            -------       -------       -------       -------       -------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS................................  $ 9,099       $ 8,878       $ 4,290       $13,782       $ 8,709
                                                            =======       =======       =======       =======       =======

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)


                                                                                                             High
                                                                   Money        Managed      Government      Yield
                                                                   Market        Bond        Securities      Bond          Growth
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ---------     ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income........................................  $  1,418      $  2,208      $    294      $    944      $    656
  Net realized gain (loss) from security transactions..........        31          (141)          (41)          (92)       (1,046)
  Net unrealized appreciation on investments...................        65         4,063           624         1,042        16,423
                                                                 --------      --------      --------      --------      --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....................................     1,514         6,130           877         1,894        16,033
                                                                 --------      --------      --------      --------      --------

INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums.....................................    72,942         7,113         1,962         5,029        25,318
  Transfers--policy charges and deductions.....................    (4,297)       (2,830)         (908)       (1,423)       (9,201)
  Transfers in (from other variable accounts)..................    29,120        15,186         2,845         7,781        30,352
  Transfers out (to other variable accounts)...................  (110,816)       (2,813)       (2,390)       (6,185)      (22,297)
  Transfers--other.............................................       119           339           (31)          116          (103)
                                                                 --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS.............................   (12,932)       16,995         1,478         5,318        24,069
                                                                 --------      --------      --------      --------      --------

NET INCREASE (DECREASE) IN NET ASSETS..........................   (11,418)       23,125         2,355         7,212        40,102

NET ASSETS
  Beginning of year............................................    34,596        24,565         3,909         7,379        47,417
                                                                 --------      --------      --------      --------      --------
  End of year..................................................  $ 23,178      $ 47,690      $  6,264      $ 14,591      $ 87,519
                                                                 ========      ========      ========      ========      ========
                                                                  Equity         Multi-        Inter-        Equity        Growth
                                                                  Income        Strategy      national       Index          LT
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ---------     ---------     ---------     ---------     ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income........................................  $    577      $  1,401      $  1,070      $  1,015      $  3,592
  Net realized gain (loss) from security transactions..........       785            71           574         2,069         1,225
  Net unrealized appreciation on investments...................     7,737         7,406         2,646        10,698         3,892
                                                                 --------      --------      --------      --------      --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS....................................     9,099         8,878         4,290        13,782         8,709
                                                                 --------      --------      --------      --------      --------

INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums.....................................    13,169        14,278        16,778        11,713        12,930
  Transfers--policy charges and deductions.....................    (4,072)       (3,990)       (5,319)       (4,228)       (3,931)
  Transfers in (from other variable accounts)..................    16,222         5,601        25,476        17,636        32,699
  Transfers out (to other variable accounts)...................    (4,940)       (2,670)      (16,093)       (6,615)       (8,074)
  Transfers--other.............................................        16            38           141            (6)           18
                                                                 --------      --------      --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS.............................    20,395        13,257        20,983        18,500        33,642
                                                                 --------      --------      --------      --------      --------

NET INCREASE (DECREASE) IN NET ASSETS..........................    29,494        22,135        25,273        32,282        42,351

NET ASSETS
  Beginning of year............................................    20,222        32,171        31,154        30,393        11,408
                                                                 --------      --------      --------      --------      --------
  End of year..................................................  $ 49,716      $ 54,306      $ 56,427      $ 62,675      $ 53,759
                                                                 ========      ========      ========      ========      ========

See Notes to Financial Statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS FOR THE
YEAR ENDED DECEMBER 31, 1994
(In thousands)

                                                                                                  High
                                                              Money      Managed   Government     Yield                Equity
                                                              Market      Bond     Securities     Bond       Growth    Income
                                                             Variable   Variable    Variable    Variable    Variable   Variable
                                                              Account    Account     Account     Account    Account    Account
                                                             ---------  ---------  -----------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income....................................   $     812  $   1,143  $       170  $     472  $   4,039  $   1,838
 Net realized gain (loss) from security transactions......         131        (14)        (172)      (101)     1,075        207
Net unrealized appreciation (depreciation)
 on investments...........................................         (68)    (2,086)        (160)      (330)   (10,371)    (2,115)
                                                             ---------  ---------  -----------  ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................................         875       (957)        (162)        41     (5,257)       (70)
                                                             ---------  ---------  -----------  ---------  ---------  ---------

INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums.................................      53,082      6,795        2,740      2,716     21,157      6,781
 Transfers--policy charges and deductions.................      (3,578)    (1,634)      (1,212)      (748)    (5,776)    (2,110)
 Transfers in (from other variable accounts)..............      47,668      5,550        1,200      4,398     31,248      6,482
 Transfers out (to other variable accounts)...............     (81,555)    (1,862)      (1,816)    (2,395)   (28,528)    (2,573)
Transfers--other..........................................        (189)         5           (6)       (13)        79         46
                                                             ---------  ---------  -----------  ---------  ---------  ---------
NET INCREASE IN NET ASSETS
 DERIVED FROM POLICY TRANSACTIONS.........................      15,428      8,854          906      3,958     18,180      8,626
                                                             ---------  ---------  -----------  ---------  ---------  ---------

NET INCREASE IN NET ASSETS................................      16,303      7,897          744      3,999     12,923      8,556

NET ASSETS
 Beginning of year........................................      18,293     16,668        3,165      3,380     34,494     11,666
                                                             ---------  ---------  -----------  ---------  ---------  ---------
 End of year..............................................   $  34,596  $  24,565  $     3,909  $   7,379  $  47,417  $  20,222
                                                             =========  =========  ===========  =========  =========  =========
                                                               Multi-     Inter-     Equity     Growth
                                                              Strategy   national    Index       LT
                                                              Variable   Variable   Variable   Variable
                                                              Account    Account    Account    Account
                                                             ---------  ---------  ---------  ---------

INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income....................................   $   1,767  $   1,290  $     718  $     174


 Net realized gain (loss) from security transactions......         218        831        342         56
 Net unrealized appreciation (depreciation)
 on investments...........................................      (2,374)    (2,049)      (841)       369
                                                             ---------  ---------  ---------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS................................        (389)        72        219        599
                                                             ---------  ---------  ---------  ---------

INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums.................................      12,158     11,673     10,776      3,920
 Transfers--policy charges and deductions.................      (2,364)    (2,878)    (2,180)      (684)
 Transfers in (from other variable accounts)..............       2,983     19,282      4,498      8,962
 Transfers out (to other variable accounts)...............      (1,864)    (8,521)    (2,407)    (1,436)
 Transfers--other.........................................          32         23         44         47
                                                             ---------  ---------  ---------  ---------
NET INCREASE IN NET ASSETS
 DERIVED FROM POLICY TRANSACTIONS.........................      10,945     19,579     10,731     10,809
                                                             ---------  ---------  ---------  ---------

NET INCREASE IN NET ASSETS................................      10,556     19,651     10,950     11,408

NET ASSETS
 Beginning of year........................................      21,615     11,503     19,443
                                                             ---------  ---------  ---------  ---------
 End of year..............................................   $  32,171  $  31,154  $  30,393  $  11,408
                                                             =========  =========  =========  =========

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES

     The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is currently comprised of ten subaccounts called Variable
Accounts: the Money Market Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the High Yield Bond Variable Account, the Growth Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the International Variable Account, the Equity Index Variable Account, and the Growth LT Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies.

     The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on May 12, 1988 and commenced operations on
November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Mutual.

     The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable life policies. The assets of these accounts are carried at market value.

     The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

  A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios.

  B. Security Transactions

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

  C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

     During 1995, the Fund has declared dividends for each portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

     With respect to variable life insurance policies funded by the Separate Account, Pacific Mutual makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Mutual also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Mutual assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Mutual.

4. RELATED PARTY AGREEMENT

     Pacific Equities Network, a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Mutual.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT

5.  SELECTED ACCUMULATION UNIT** INFORMATION

     Selected accumulation unit information for the year ended December 31, 1995 were as follows:

                                                                                                             High
                                                                   Money        Managed      Government      Yield
                                                                   Market        Bond        Securities      Bond          Growth
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ---------     ---------     ---------     ---------     ---------
ACCUMULATION UNIT

  VALUE:

  Beginning                                                      $  13.76      $  16.68      $  16.23      $  18.29      $  19.00
                                                                 ========      ========      ========      ========      ========
  Ending                                                         $  14.52      $  19.86      $  19.28      $  21.74      $  23.89
                                                                 ========      ========      ========      ========      ========
Number of Units Outstanding at
  End of Period                                                 1,596,322     2,401,282       324,905       671,116     3,663,739

                                                                   Equity        Multi-        Inter-        Equity        Growth
                                                                   Income       Strategy      national       Index          LT
                                                                  Variable      Variable      Variable      Variable      Variable
                                                                  Account       Account       Account       Account       Account
                                                                 ---------     ---------     ---------     ---------     ---------
ACCUMULATION UNIT

  VALUE:

  Beginning                                                      $  18.01      $  17.24      $  14.07      $  14.76      $  11.32
                                                                 ========      ========      ========      ========      ========
  Ending                                                         $  23.72      $  21.60      $  15.55      $  20.21      $  15.49
                                                                 ========      ========      ========      ========      ========
Number of Units Outstanding at
  End of Period                                                 2,096,246     2,514,394     3,628,251     3,101,024     3,471,271

__________
  **Accumulation Unit: unit of measure used to calculate the value of a Contract
    Owner's interest in a Variable Account during the Accumulation Period.